Distribution Date:	12/10/21	COMM 2013-LC6 Mortgage Trust
Determination Date:	12/06/21
Next Distribution Date:	01/12/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2013-LC6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	17		David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Controlling Class	Eightfold Real Estate Capital Fund II, L.P.
Modified Loan Detail	23	Representative
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	20048EAU5	0.724000%	93,810,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	57.13%
A-2	20048EAV3	1.906000%	288,944,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	57.13%
A-SB	20048EAW1	2.478000%	116,999,000.00	20,788,542.52	1,848,222.20	42,928.34	0.00	0.00	1,891,150.54	18,940,320.32	97.49%	57.13%
A-3	20048EAX9	2.666000%	140,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	57.13%
A-4	20048EAY7	2.941000%	404,822,000.00	304,978,091.23	0.00	747,450.47	0.00	0.00	747,450.47	304,978,091.23	57.07%	30.00%
A-M	20048EBA8	3.282000%	134,303,000.00	134,303,000.00	0.00	367,318.70	0.00	0.00	367,318.70	134,303,000.00	39.27%	21.00%
B	20048EBB6	3.739000%	91,400,000.00	91,400,000.00	0.00	284,787.17	0.00	0.00	284,787.17	91,400,000.00	27.16%	14.88%
C	20048EBC4	4.242000%	55,960,000.00	55,960,000.00	0.00	197,818.60	0.00	0.00	197,818.60	55,960,000.00	19.74%	11.13%
D	20048EAE1	4.288731%	61,555,000.00	61,555,000.00	0.00	219,994.02	0.00	0.00	219,994.02	61,555,000.00	11.59%	7.00%
E	20048EAG6	3.500000%	29,845,000.00	29,845,000.00	0.00	87,047.92	0.00	0.00	87,047.92	29,845,000.00	7.63%	5.00%
F	20048EAJ0	3.500000%	27,980,000.00	27,980,000.00	0.00	81,608.33	0.00	0.00	81,608.33	27,980,000.00	3.92%	3.13%
G*	20048EAL5	3.500000%	46,633,024.90	29,606,293.37	0.00	85,714.66	0.00	10,047.77	85,714.66	29,596,245.60	0.00%	0.00%
V	20048EAN1	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	20048EAQ4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	20048EAS0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,492,251,024.93	756,415,927.12	1,848,222.20	2,114,668.21	0.00	10,047.77	3,962,890.41	754,557,657.15

Notional Certificates
X-A	20048EAZ4	1.269107%	1,178,878,000.00	460,069,633.75	0.00	486,564.84	0.00	0.00	486,564.84	458,221,411.55
X-B	20048EAA9	0.358716%	147,360,000.00	147,360,000.00	0.00	44,050.38	0.00	0.00	44,050.38	147,360,000.00
X-C	20048EAC5	0.788731%	104,458,024.90	87,431,293.37	0.00	57,466.47	0.00	0.00	57,466.47	87,421,245.60
Notional SubTotal			1,430,696,024.90	694,860,927.12	0.00	588,081.69	0.00	0.00	588,081.69	693,002,657.15

Deal Distribution Total					1,848,222.20	2,702,749.90	0.00	10,047.77	4,550,972.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	20048EAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	20048EAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	20048EAW1	177.68136924	15.79690596	0.36691202	0.00000000	0.00000000	0.00000000	0.00000000	16.16381798	161.88446329
A-3	20048EAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	20048EAY7	753.36343190	0.00000000	1.84636821	0.00000000	0.00000000	0.00000000	0.00000000	1.84636821	753.36343190
A-M	20048EBA8	1,000.00000000	0.00000000	2.73499996	0.00000000	0.00000000	0.00000000	0.00000000	2.73499996	1,000.00000000
B	20048EBB6	1,000.00000000	0.00000000	3.11583337	0.00000000	0.00000000	0.00000000	0.00000000	3.11583337	1,000.00000000
C	20048EBC4	1,000.00000000	0.00000000	3.53500000	0.00000000	0.00000000	0.00000000	0.00000000	3.53500000	1,000.00000000
D	20048EAE1	1,000.00000000	0.00000000	3.57394233	0.00000000	0.00000000	0.00000000	0.00000000	3.57394233	1,000.00000000
E	20048EAG6	1,000.00000000	0.00000000	2.91666678	0.00000000	0.00000000	0.00000000	0.00000000	2.91666678	1,000.00000000
F	20048EAJ0	1,000.00000000	0.00000000	2.91666655	0.00000000	0.00000000	0.00000000	0.00000000	2.91666655	1,000.00000000
G	20048EAL5	634.87825277	0.00000000	1.83806777	0.01366049	12.47916495	0.00000000	0.21546468	1.83806777	634.66278809
V	20048EAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	20048EAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	20048EAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	20048EAZ4	390.26059842	0.00000000	0.41273553	0.00000000	0.00000000	0.00000000	0.00000000	0.41273553	388.69281770
X-B	20048EAA9	1,000.00000000	0.00000000	0.29893037	0.00000000	0.00000000	0.00000000	0.00000000	0.29893037	1,000.00000000
X-C	20048EAC5	836.99929664	0.00000000	0.55013935	0.00000000	0.00000000	0.00000000	0.00000000	0.55013935	836.90310710

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	42,928.34	0.00	42,928.34	0.00	0.00	0.00	42,928.34	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	747,450.47	0.00	747,450.47	0.00	0.00	0.00	747,450.47	0.00
A-M	11/01/21 - 11/30/21	30	0.00	367,318.71	0.00	367,318.71	0.00	0.00	0.00	367,318.70	0.00
B	11/01/21 - 11/30/21	30	0.00	284,787.17	0.00	284,787.17	0.00	0.00	0.00	284,787.17	0.00
C	11/01/21 - 11/30/21	30	0.00	197,818.60	0.00	197,818.60	0.00	0.00	0.00	197,818.60	0.00
D	11/01/21 - 11/30/21	30	0.00	219,994.02	0.00	219,994.02	0.00	0.00	0.00	219,994.02	0.00
E	11/01/21 - 11/30/21	30	0.00	87,047.92	0.00	87,047.92	0.00	0.00	0.00	87,047.92	0.00
F	11/01/21 - 11/30/21	30	0.00	81,608.33	0.00	81,608.33	0.00	0.00	0.00	81,608.33	0.00
G	11/01/21 - 11/30/21	30	581,304.18	86,351.69	0.00	86,351.69	637.03	0.00	0.00	85,714.66	581,941.21
X-A	11/01/21 - 11/30/21	30	0.00	486,564.84	0.00	486,564.84	0.00	0.00	0.00	486,564.84	0.00
X-B	11/01/21 - 11/30/21	30	0.00	44,050.38	0.00	44,050.38	0.00	0.00	0.00	44,050.38	0.00
X-C	11/01/21 - 11/30/21	30	0.00	57,466.47	0.00	57,466.47	0.00	0.00	0.00	57,466.47	0.00
Totals			581,304.18	2,703,386.94	0.00	2,703,386.94	637.03	0.00	0.00	2,702,749.90	581,941.21

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,550,972.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,724,201.38	Master Servicing Fee	15,373.87
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	945.52
Interest Adjustments	0.00	Trustee Fee	945.52
Deferred Interest	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	2,667.02
ARD Interest	0.00	Operating Advisor Fee	882.49
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,724,201.38	Total Fees	20,814.41

Principal		Expenses/Reimbursements
Scheduled Principal	1,858,269.98	Reimbursement for Interest on Advances	(58.39)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	695.42
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(10,047.77)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,848,222.21	Total Expenses/Reimbursements	637.03

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,702,749.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,848,222.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,550,972.10
Total Funds Collected	4,572,423.59	Total Funds Distributed	4,572,423.54

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	756,415,927.12	756,415,927.12	Beginning Certificate Balance	756,415,927.12
(-) Scheduled Principal Collections	1,858,269.98	1,858,269.98	(-) Principal Distributions	1,848,222.20
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	10,047.77
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	10,047.77
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	10,047.77	10,047.77	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	754,557,657.15	754,557,657.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	756,444,756.08	756,444,756.08	Ending Certificate Balance	754,557,657.15
Ending Actual Collateral Balance	754,686,862.37	754,686,862.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.29%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	179,761,876.48	23.82%	11	4.1566	NAP	Defeased	15	179,761,876.48	23.82%	11	4.1566	NAP
	9,999,999 or less	20	104,966,179.76	13.91%	13	4.6876	1.755375	1.10 or less	5	109,006,787.92	14.45%	13	4.7124	1.021652
10,000,000 to 24,999,999		10	167,847,494.31	22.24%	15	4.4607	1.900834	1.11 to 1.20	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999		4	138,552,602.61	18.36%	13	4.2719	2.868298	1.21 to 1.30	1	105,343,256.50	13.96%	11	3.7600	1.240000
40,000,000 to 54,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	2	28,069,012.17	3.72%	13	4.2658	1.387271
55,000,000 to 69,999,999		1	58,086,247.49	7.70%	12	4.9040	1.090000	1.41 to 1.50	1	15,798,752.71	2.09%	37	5.9180	1.440000
	70,000,000 or greater	1	105,343,256.50	13.96%	11	3.7600	1.240000	1.51 to 1.99	12	128,935,773.63	17.09%	13	4.3987	1.737249
	Totals	51	754,557,657.15	100.00%	13	4.3214	1.920505	2.00 or greater	15	187,642,197.74	24.87%	13	4.3883	3.021598
								Totals	51	754,557,657.15	100.00%	13	4.3214	1.920505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	25	179,761,876.48	23.82%	11	4.1566	NAP
							Defeased	25	179,761,876.48	23.82%	11	4.1566	NAP
Alabama	3	7,120,501.66	0.94%	13	4.2805	4.090000
							Lodging	18	107,065,210.38	14.19%	12	4.7231	2.153443
California	6	77,957,488.98	10.33%	18	4.7021	1.949265
							Mobile Home Park	4	60,105,910.93	7.97%	12	4.6681	2.814936
Connecticut	1	17,033,588.98	2.26%	13	4.1860	1.620000
							Multi-Family	3	57,069,749.76	7.56%	13	4.2546	1.226452
Florida	6	170,026,261.16	22.53%	11	4.1756	1.288543
							Office	5	60,052,987.83	7.96%	12	4.3060	1.790715
Georgia	6	21,826,818.36	2.89%	13	4.2341	3.090574
							Other	1	15,798,752.71	2.09%	37	5.9180	1.440000
Illinois	2	7,049,694.99	0.93%	12	4.4969	1.562799
							Retail	24	274,703,169.06	36.41%	12	4.1224	1.800564
Kansas	1	4,680,000.00	0.62%	13	4.8500	2.280000
							Totals	80	754,557,657.15	100.00%	13	4.3214	1.920505
Kentucky	1	3,146,268.18	0.42%	13	4.2805	4.090000
Louisiana	1	5,955,062.30	0.79%	13	4.7740	1.340000
Massachusetts	1	1,638,924.16	0.22%	13	4.1500	1.580000
Michigan	4	59,521,133.37	7.89%	12	4.6245	2.796619
Nevada	1	34,100,000.00	4.52%	13	3.8315	3.290000
New Hampshire	1	4,440,000.00	0.59%	13	4.7500	1.650000
New York	5	33,708,912.90	4.47%	13	4.8085	1.247684
North Carolina	1	4,658,256.86	0.62%	13	4.8000	2.130000
Ohio	1	30,913,685.36	4.10%	13	4.2790	1.060000
Tennessee	3	31,853,949.87	4.22%	13	4.3073	1.632825
Texas	7	43,040,030.48	5.70%	12	4.3354	2.311113
Utah	1	3,624,724.19	0.48%	12	4.9500	2.080000
Virginia	1	3,003,000.00	0.40%	13	4.2500	2.320000
Wisconsin	2	9,497,478.87	1.26%	14	4.3732	1.853026
Totals	80	754,557,657.15	100.00%	13	4.3214	1.920505

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	179,761,876.48	23.82%	11	4.1566	NAP	Defeased	15	179,761,876.48	23.82%	11	4.1566	NAP
	4.2499% or less	10	266,908,385.48	35.37%	12	3.9585	1.774271	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	6	84,937,842.49	11.26%	13	4.2892	2.552987	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	70,334,278.06	9.32%	12	4.6342	2.552456	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	16	152,615,274.64	20.23%	15	5.0243	1.472439	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	754,557,657.15	100.00%	13	4.3214	1.920505	49 months or greater	36	574,795,780.67	76.18%	13	4.3730	1.904424
								Totals	51	754,557,657.15	100.00%	13	4.3214	1.920505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	178,989,817.08	23.72%	11	4.1551	NAP	Defeased	14	178,989,817.08	23.72%	11	4.1551	NAP
	60 months or less	36	574,795,780.67	76.18%	13	4.3730	1.904424	Interest Only	9	65,910,000.00	8.73%	13	4.2257	2.755681
	61 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 to 120 months	1	15,798,752.71	2.09%	37	5.9180	1.440000
	Totals	50	753,785,597.75	99.90%	13	4.3213	1.921437	121 months or greater	26	493,087,027.96	65.35%	12	4.3432	1.805519
								Totals	50	753,785,597.75	99.90%	13	4.3213	1.921437
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	179,761,876.48	23.82%	11	4.1566	NAP	Defeased	1	772,059.40	0.10%	11	4.5000	NAP
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	1	3,327,484.05	0.44%	13	5.4410	3.260000	61 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	35	571,468,296.62	75.74%	13	4.3668	1.896531	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	772,059.40	0.10%	11	4.5000	1.010000
	Totals	51	754,557,657.15	100.00%	13	4.3214	1.920505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	30304160	RT	Naples	FL	Actual/360	3.760%	330,927.37	271,860.81	0.00	N/A	11/01/22	--	105,615,117.30	105,343,256.50	12/01/21
4	30304139	LO	Pensacola	FL	Actual/360	4.904%	237,904.13	128,465.08	0.00	N/A	12/06/22	--	58,214,712.57	58,086,247.49	12/06/21
6	30304134	MH	Various	MI	Actual/360	4.650%	148,947.72	87,729.58	0.00	N/A	12/06/22	--	38,438,121.18	38,350,391.60	11/06/21
7	30291604	LO	Various	Various	Actual/360	4.281%	125,820.09	84,013.92	0.00	N/A	01/06/23	--	35,272,539.57	35,188,525.65	12/06/21
8	30291648	RT	Las Vegas	NV	Actual/360	4.188%	100,614.80	70,296.16	0.00	N/A	11/06/22	--	28,829,456.06	28,759,159.90	12/06/21
9	30304171	MF	Athens	OH	Actual/360	4.279%	110,448.25	60,350.88	0.00	N/A	01/06/23	--	30,974,036.24	30,913,685.36	12/06/21
10	30291681	RT	Las Vegas	NV	Actual/360	3.832%	108,878.46	0.00	0.00	N/A	01/06/23	--	34,100,000.00	34,100,000.00	12/06/21
11	30291586	MF	Various	Various	Actual/360	4.157%	95,386.86	84,346.10	0.00	N/A	12/06/22	--	27,538,609.27	27,454,263.17	12/06/21
12	30304168	RT	Los Angeles	CA	Actual/360	3.834%	86,291.90	68,113.44	0.00	N/A	01/06/23	--	27,008,419.10	26,940,305.66	12/06/21
13	30304154	98	North Hollywood	CA	Actual/360	5.918%	78,780.03	175,568.20	0.00	01/06/25	01/06/28	--	15,974,320.91	15,798,752.71	12/06/21
16	30304173	RT	Auburn	NY	Actual/360	4.750%	18,525.00	0.00	0.00	01/06/23	01/06/38	--	4,680,000.00	4,680,000.00	12/06/21
17	30304174	RT	Tilton	NH	Actual/360	4.750%	17,575.00	0.00	0.00	01/06/23	01/06/38	--	4,440,000.00	4,440,000.00	12/06/21
18	30291011	RT	Boca Raton	FL	Actual/360	4.250%	88,245.17	44,577.94	0.00	N/A	06/06/22	--	24,916,281.96	24,871,704.02	12/06/21
19	30304167	RT	Oxnard	CA	Actual/360	4.164%	77,479.42	53,988.52	0.00	N/A	01/06/23	--	22,328,362.22	22,274,373.70	12/06/21
21	30304158	MF	Johnson City	TN	Actual/360	4.129%	76,242.26	44,129.74	0.00	N/A	01/06/23	--	22,158,079.61	22,113,949.87	12/06/21
23	30304161	OF	Plano	TX	Actual/360	4.145%	70,802.70	40,934.16	0.00	N/A	12/06/22	--	20,497,766.67	20,456,832.51	12/06/21
25	30304133	MH	Washington Township	MI	Actual/360	4.650%	70,417.55	41,475.64	0.00	N/A	12/06/22	--	18,172,270.78	18,130,795.14	11/06/21
26	30304159	OF	Greenwich	CT	Actual/360	4.186%	59,536.43	33,709.85	0.00	N/A	01/06/23	--	17,067,298.83	17,033,588.98	12/06/21
30	30304136	Various Various		CA	Actual/360	5.051%	68,256.23	24,748.93	0.00	N/A	12/06/22	--	16,216,091.25	16,191,342.32	12/06/21
31	30304138	RT	Spring	TX	Actual/360	3.670%	51,380.00	0.00	0.00	N/A	12/06/22	--	16,800,000.00	16,800,000.00	12/06/21
32	30304142	RT	El Dorado Hills	CA	Actual/360	4.150%	45,739.54	32,036.99	0.00	N/A	01/06/23	--	13,225,892.23	13,193,855.24	12/06/21
33	30304143	RT	Various	Various	Actual/360	4.031%	25,864.66	90,695.70	0.00	01/06/23	01/06/28	--	7,699,725.10	7,609,029.40	12/06/21
34	30291680	RT	Various	Various	Actual/360	4.150%	42,137.55	29,514.08	0.00	01/06/23	01/06/43	--	12,184,352.91	12,154,838.83	12/06/21
37	30291669	RT	Austell	GA	Actual/360	4.176%	33,976.14	23,566.15	0.00	N/A	01/06/23	--	9,762,090.99	9,738,524.84	12/06/21
38	30304132	RT	Schererville	IN	Actual/360	4.230%	33,371.19	22,821.95	0.00	N/A	12/06/22	--	9,467,003.61	9,444,181.66	12/06/21
39	30304151	RT	Bronx	NY	Actual/360	4.540%	33,023.45	30,042.45	0.00	N/A	01/01/23	--	8,728,665.16	8,698,622.71	12/01/21
40	30304166	OF	Anaheim	CA	Actual/360	4.170%	36,548.51	18,390.93	0.00	N/A	01/06/23	--	10,517,555.94	10,499,165.01	12/06/21
41	30304137	RT	Massapequa	NY	Actual/360	4.800%	36,169.16	20,232.37	0.00	N/A	12/06/22	--	9,042,290.20	9,022,057.83	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
43	30291754	RT	Watertown	WI	Actual/360	4.428%	28,207.82	17,763.27	0.00	N/A	02/06/23	--	7,644,394.75	7,626,631.48	12/06/21
44	30304165	LO	Southaven	MS	Actual/360	4.600%	27,695.40	20,861.45	0.00	N/A	01/06/23	--	7,224,887.46	7,204,026.01	12/06/21
45	30291673	LO	Lubbock	TX	Actual/360	4.430%	25,631.76	16,219.32	0.00	N/A	01/06/23	--	6,943,139.16	6,926,919.84	12/06/21
46	30291614	MF	Atlanta	GA	Actual/360	4.593%	24,025.32	14,906.13	0.00	N/A	12/06/22	--	6,276,344.55	6,261,438.42	12/06/21
47	30304156	LO	Lake George	NY	Actual/360	5.122%	24,857.18	18,930.10	0.00	N/A	01/06/23	--	5,823,626.43	5,804,696.33	12/06/21
48	30304157	RT	Jefferson	LA	Actual/360	4.774%	23,737.23	11,564.08	0.00	N/A	01/06/23	--	5,966,626.38	5,955,062.30	12/06/21
49	30304126	OF	Flower Mound	TX	Actual/360	4.620%	19,913.18	17,785.42	0.00	N/A	12/06/22	--	5,172,254.03	5,154,468.61	12/06/21
50	30304148	MF	San Antonio	TX	Actual/360	4.299%	19,634.65	13,022.99	0.00	N/A	01/06/23	--	5,480,710.55	5,467,687.56	12/06/21
51	30304175	RT	Bronx	NY	Actual/360	4.966%	22,824.85	11,933.61	0.00	N/A	02/06/23	--	5,515,469.64	5,503,536.03	12/06/21
52	30304135	RT	Columbus	GA	Actual/360	4.500%	3,121.95	60,460.21	0.00	N/A	11/06/22	--	832,519.61	772,059.40	12/06/21
53	30304140	RT	Mt. Juliet	TN	Actual/360	5.000%	25,000.00	0.00	0.00	12/06/22	12/06/37	--	6,000,000.00	6,000,000.00	12/06/21
54	30304141	LO	Spring Lake	NC	Actual/360	4.800%	18,695.76	15,684.06	0.00	N/A	01/06/23	--	4,673,940.92	4,658,256.86	12/06/21
55	30291758	RT	Bloomington	MN	Actual/360	4.250%	15,363.25	15,353.30	0.00	N/A	01/06/23	--	4,337,859.43	4,322,506.13	12/06/21
58	30291757	SS	Dripping Springs	TX	Actual/360	4.364%	14,219.86	9,214.68	0.00	N/A	01/06/23	--	3,910,584.74	3,901,370.06	12/06/21
59	30304145	RT	Wichita	KS	Actual/360	4.850%	18,915.00	0.00	0.00	01/06/23	01/06/38	--	4,680,000.00	4,680,000.00	12/06/21
60	30304131	MF	Chicago	IL	Actual/360	4.755%	16,048.43	7,961.21	0.00	N/A	11/06/22	--	4,050,075.74	4,042,114.53	12/06/21
62	30304149	RT	Palmview	TX	Actual/360	4.250%	15,817.08	0.00	0.00	01/06/23	01/06/38	--	4,466,000.00	4,466,000.00	12/06/21
63	30291750	MH	Riverdale	UT	Actual/360	4.950%	14,984.85	7,967.26	0.00	N/A	12/06/22	--	3,632,691.45	3,624,724.19	12/06/21
64	30304153	LO	Houston	TX	Actual/360	5.441%	15,135.02	10,508.88	0.00	N/A	01/06/23	--	3,337,992.93	3,327,484.05	12/06/21
66	30304147	RT	Ooltewah	TN	Actual/360	4.250%	13,245.83	0.00	0.00	01/06/23	01/06/38	--	3,740,000.00	3,740,000.00	12/06/21
67	30304128	RT	Greenwood	SC	Actual/360	5.418%	13,697.38	6,524.44	0.00	N/A	05/06/22	--	3,033,749.69	3,027,225.25	12/06/21
68	30304146	RT	Abingdon	VA	Actual/360	4.250%	10,635.63	0.00	0.00	01/06/23	01/06/38	--	3,003,000.00	3,003,000.00	12/06/21
70	30304129	RT	De Leon Springs	FL	Actual/360	5.250%	3,504.38	0.00	0.00	09/06/22	09/06/37	--	801,000.00	801,000.00	12/06/21
Totals							2,724,201.38	1,858,269.98	0.00				756,415,927.12	754,557,657.15
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	10,333,003.56	9,402,695.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,765,139.07	19,534,341.94	01/01/21	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,911,369.36	8,119,765.64	01/01/21	09/30/21	--	0.00	0.00	236,036.66	236,036.66	0.00	0.00
7	9,114,888.17	11,354,715.47	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1,977,478.16	2,239,785.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,535,585.76	4,581,648.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	5,045,765.55	4,578,932.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	628,986.67	635,841.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	416,144.29	416,703.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,799,778.98	3,050,244.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,311,538.04	2,075,479.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,340,590.26	2,647,558.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,799,066.42	3,970,507.51	01/01/21	09/30/21	--	0.00	0.00	111,590.32	111,590.32	0.00	0.00
26	1,791,566.51	1,839,037.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,060,181.89	2,172,634.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	2,387,217.03	2,753,544.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,382,618.17	1,382,052.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,413,864.65	1,335,672.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	974,899.27	782,734.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,604,111.97	1,495,038.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,163,335.04	1,128,581.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	765,312.77	1,098,630.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	553,497.77	311,044.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	567,949.47	569,048.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	888,514.94	942,532.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	337,297.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	681,754.99	680,909.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	682,169.53	973,720.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	563,220.00	563,220.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	532,481.41	470,561.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	436,999.92	436,999.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	533,336.03	580,753.45	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	365,000.04	365,000.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	300,000.00	300,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	82,805.32	82,217.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	77,047,468.23	92,872,152.20				0.00	0.00	347,626.98	347,626.98	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/10/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.321446%	4.288422%	13
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,388,556.54	4.321751%	4.288731%	14
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325756%	4.292766%	15
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,372,432.97	4.326057%	4.293069%	16
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.327721%	4.294672%	17
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	2	19,179,409.24	4.328005%	4.294959%	18
06/11/21	0	0.00	0	0.00	1	15,863,774.57	0	0.00	1	15,863,774.57	0	0.00	0	0.00	0	0.00	4.342110%	4.309041%	19
05/12/21	0	0.00	0	0.00	1	15,863,774.57	0	0.00	1	15,863,774.57	0	0.00	0	0.00	0	0.00	4.342346%	4.309280%	20
04/12/21	1	4,440,000.00	0	0.00	1	15,863,774.57	0	0.00	1	15,863,774.57	0	0.00	0	0.00	0	0.00	4.342586%	4.309523%	21
03/12/21	0	0.00	0	0.00	1	15,863,774.57	0	0.00	1	15,863,774.57	0	0.00	0	0.00	0	0.00	4.342817%	4.309757%	22
02/12/21	2	5,882,263.75	0	0.00	1	15,863,774.57	0	0.00	1	15,863,774.57	0	0.00	0	0.00	0	0.00	4.343064%	4.310007%	23
01/12/21	1	3,438,536.79	0	0.00	1	15,863,774.57	0	0.00	1	15,863,774.57	0	0.00	0	0.00	0	0.00	4.343290%	4.310236%	24
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
6	30304134	11/06/21	0	A	236,036.66	236,036.66	0.00		38,438,121.18
25	30304133	11/06/21	0	A	111,590.32	111,590.32	0.00		18,172,270.78
Totals					347,626.98	347,626.98	0.00		56,610,391.96
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		27,898,929	27,898,929	0		0
7 - 12 Months		367,893,333	367,893,333	0		0
13 - 24 Months		291,392,774	291,392,774	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		67,372,621	67,372,621	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	754,557,657	754,557,657	0	0	0	0
Nov-21	756,415,927	756,415,927	0	0	0	0
Oct-21	760,581,693	760,581,693	0	0	0	0
Sep-21	762,433,977	762,433,977	0	0	0	0
Aug-21	768,579,085	768,579,085	0	0	0	0
Jul-21	770,344,992	770,344,992	0	0	0	0
Jun-21	806,471,006	790,607,231	0	0	0	15,863,775
May-21	808,223,139	792,359,364	0	0	0	15,863,775
Apr-21	810,052,099	789,748,324	4,440,000	0	0	15,863,775
Mar-21	811,790,563	795,926,788	0	0	0	15,863,775
Feb-21	813,774,316	792,028,277	5,882,264	0	0	15,863,775
Jan-21	815,498,581	796,196,269	3,438,537	0	0	15,863,775
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
64	30304153	3,327,484.05	3,327,484.05	6,800,000.00	10/23/12	1,002,518.40	3.26000	12/31/19	01/06/23	192
Totals		3,327,484.05	3,327,484.05	6,800,000.00		1,002,518.40

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
64	30304153	LO	TX	08/11/20	98

12/6/2021 - Loan transferred for Monetary Default as a result of the Covid-19 pandemic. A PNL has been executed. Special Servicer has completed the documentation of the First round and the second round PPP Loan consents. Discussions with Borrower are ongoing. Defeasance targeted to occur mid December 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30304160	108,757,501.90	3.76000%	108,757,501.90 3.76000%		8	10/28/20	10/28/20	11/06/20
69	30304155	2,487,551.67	5.50000%	2,487,551.67 5.50000%		10	07/09/20	07/13/20	10/06/20
Totals		111,245,053.57		111,245,053.57
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	30291806	07/12/21	15,863,774.57	3,900,000.00	5,172,477.20	4,413,067.96	5,172,477.20	759,409.24	15,104,365.33	0.00	0.00	15,104,365.33	81.64%
36	30304150	09/12/16	12,150,000.00	22,200,000.00	13,268,796.21	1,288,690.54	13,268,791.83	11,980,101.29	169,898.71	0.00	(150.00)	170,048.71	1.39%
56	30304144	09/14/20	4,488,920.92	8,600,000.00	3,041,248.06	571,741.93	3,040,336.81	2,468,594.88	2,020,326.04	(10,047.77)	257,960.78	1,762,365.26	32.63%
57	30291305	09/13/21	4,381,755.58	7,150,000.00	4,452,341.05	70,585.47	4,452,341.05	4,381,755.58	0.00	0.00	0.00	0.00	0.00%
69	30304155	11/15/21	2,395,633.19	4,800,000.00	2,854,556.67	458,912.24	2,854,545.43	2,395,633.19	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			39,280,084.26	46,650,000.00	28,789,419.19	6,802,998.14	28,788,492.32	21,985,494.18	17,294,590.08	(10,047.77)	257,810.78	17,036,779.30

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	30291806	07/12/21	0.00	0.00	15,104,365.33	0.00	0.00	15,104,365.33	0.00	(2,147.50)	15,102,217.83
36	30304150	05/12/17	0.00	0.00	170,048.71	0.00	0.00	150.00	0.00	0.00	170,048.71
		09/12/16	0.00	0.00	169,898.71	0.00	0.00	169,898.71	0.00	0.00
56	30304144	12/10/21	0.00	0.00	1,762,365.26	0.00	0.00	10,047.77	0.00	0.00	1,762,365.26
		08/12/21	0.00	0.00	1,752,317.49	0.00	0.00	(268,008.55)	0.00	0.00
		09/14/20	0.00	0.00	2,020,326.04	0.00	0.00	2,020,326.04	0.00	0.00
57	30291305	09/13/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	30304155	11/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	10,047.77	0.00	0.00	10,047.77
Cumulative Totals			0.00	0.00	17,036,779.30	0.00	0.00	17,036,779.30	0.00	(2,147.50)	17,034,631.80

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
64	0.00	0.00	695.42	0.00	0.00	0.00	0.00	0.00	(58.39)	0.00	0.00	0.00
Total	0.00	0.00	695.42	0.00	0.00	0.00	0.00	0.00	(58.39)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			637.03

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27